American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
February 29, 2020

Global Small Cap - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.8%
Australia — 3.0%
Afterpay Ltd.(1)	3,805	83,576
Megaport Ltd.(1)	16,145	107,037
NRW Holdings Ltd.	54,250	85,766
Saracen Mineral Holdings Ltd.(1)	55,055	136,951
Seven Group Holdings Ltd.(2)	11,619	135,096
		548,426
Belgium — 2.0%
Argenx SE(1)	1,336	185,817
Barco NV	851	184,224
		370,041
Brazil — 0.8%
Randon SA Implementos e Participacoes Preference Shares	56,500	146,054
Canada — 6.5%
Altus Group Ltd.	5,765	192,761
Boyd Group Services, Inc.	1,273	199,166
BRP, Inc.	5,008	205,320
ECN Capital Corp.	28,711	117,432
FirstService Corp.	1,175	116,585
Gibson Energy, Inc.	6,634	126,625
Parex Resources, Inc.(1)	5,589	76,449
TFI International, Inc.	4,555	140,493
		1,174,831
China — 4.4%
A-Living Services Co. Ltd., H Shares	108,750	491,881
China Yongda Automobiles Services Holdings Ltd.	154,000	147,292
GSX Techedu, Inc. ADR(1)(2)	3,988	161,713
		800,886
Finland — 1.7%
Huhtamaki Oyj	4,201	174,835
Valmet Oyj	5,494	131,489
		306,324
France — 2.1%
Korian SA	4,246	194,237
Nexans SA	2,023	92,396
SOITEC(1)	1,044	86,723
		373,356
Germany — 1.5%
HelloFresh SE(1)	7,926	194,270
Hypoport AG(1)	106	35,622
Stroeer SE & Co. KGaA	626	46,695
		276,587
Hong Kong — 0.6%
Minth Group Ltd.	32,000	113,333

India — 2.0%
Indraprastha Gas Ltd.	25,503	156,749
WNS Holdings Ltd. ADR(1)	3,070	202,129
		358,878
Indonesia — 0.7%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	454,300	119,517
Israel — 2.1%
Kornit Digital Ltd.(1)	5,291	210,846
Nova Measuring Instruments Ltd.(1)	4,568	161,433
		372,279
Italy — 0.6%
Amplifon SpA	3,830	110,299
Japan — 4.7%
Anritsu Corp.	8,900	145,312
Kobe Bussan Co. Ltd.	5,700	208,528
Nabtesco Corp.	6,500	173,958
Nippon Gas Co. Ltd.	4,600	145,682
SHIFT, Inc.(1)	1,700	103,272
UT Group Co. Ltd.	3,800	75,154
		851,906
Mexico — 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	1,645	85,672
Netherlands — 0.9%
IMCD NV	1,940	159,085
Norway — 1.5%
Bakkafrost P/F	3,132	197,808
Subsea 7 SA	7,758	68,210
		266,018
Singapore — 0.6%
Mapletree Industrial Trust	55,100	106,467
South Korea — 1.5%
Douzone Bizon Co. Ltd.	2,523	179,858
Studio Dragon Corp.(1)	1,567	94,941
		274,799
Sweden — 6.6%
AAK AB	5,127	88,611
Beijer Ref AB	3,478	94,852
Biotage AB	10,055	119,757
Cellavision AB	1,889	57,207
Embracer Group AB(1)	21,041	205,408
Lindab International AB	14,465	174,423
MIPS AB	4,988	113,595
Samhallsbyggnadsbolaget i Norden AB	121,959	345,981
		1,199,834
Switzerland — 2.9%
Cembra Money Bank AG	820	92,924
Georg Fischer AG	120	103,906
SIG Combibloc Group AG(1)	12,730	189,859
Tecan Group AG	503	141,752
		528,441

Taiwan — 3.7%
Accton Technology Corp.	26,000	135,692
Airtac International Group	13,000	195,928
King Yuan Electronics Co. Ltd.	106,000	111,078
Macronix International	144,000	150,650
Merida Industry Co. Ltd.	16,000	77,091
		670,439
United Kingdom — 4.7%
Avast plc	33,903	174,138
AVEVA Group plc	811	46,179
Electrocomponents plc	27,182	214,116
Games Workshop Group plc	1,137	92,596
Network International Holdings plc(1)	11,915	82,460
Nomad Foods Ltd.(1)	5,410	99,868
Trainline plc(1)	22,148	134,715
		844,072
United States — 45.2%
10X Genomics, Inc., Class A(1)	1,056	84,163
1Life Healthcare, Inc.(1)	3,141	67,908
Ameris Bancorp	2,889	98,746
Applied Industrial Technologies, Inc.	1,846	108,896
Ares Management Corp., Class A	3,921	135,627
Avalara, Inc.(1)	1,714	145,261
Boot Barn Holdings, Inc.(1)	5,394	165,434
BRP Group, Inc., Class A(1)	8,072	124,632
Brunswick Corp.	1,963	104,432
Builders FirstSource, Inc.(1)	5,657	128,470
CACI International, Inc., Class A(1)	746	182,785
Callaway Golf Co.	8,309	141,087
Cannae Holdings, Inc.(1)	4,665	173,958
Chart Industries, Inc.(1)	1,902	108,262
Chegg, Inc.(1)	6,031	236,476
Churchill Downs, Inc.	1,112	139,712
Clean Harbors, Inc.(1)	2,628	182,699
Coupa Software, Inc.(1)	631	94,492
Crocs, Inc.(1)	1,610	42,134
eHealth, Inc.(1)	571	67,007
Ensign Group, Inc. (The)	3,911	174,039
Envestnet, Inc.(1)	1,416	106,880
Essential Properties Realty Trust, Inc.	6,508	149,098
First Financial Bankshares, Inc.	2,989	85,904
Five9, Inc.(1)	1,558	113,781
Flexion Therapeutics, Inc.(1)(2)	4,834	76,329
Hamilton Lane, Inc., Class A	2,325	144,475
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,459	287,183
HealthEquity, Inc.(1)	1,360	96,546
IAA, Inc.(1)	3,076	131,407
Inphi Corp.(1)	1,768	131,999
Inspire Medical Systems, Inc.(1)	1,753	150,530
Kinsale Capital Group, Inc.	2,374	288,369
Lattice Semiconductor Corp.(1)	4,601	82,588

Limelight Networks, Inc.(1)	22,400	113,008
Masonite International Corp.(1)	1,719	126,346
Monolithic Power Systems, Inc.	791	125,484
Natera, Inc.(1)	2,763	104,732
National Vision Holdings, Inc.(1)	2,930	102,023
NeoGenomics, Inc.(1)	3,789	107,342
NMI Holdings, Inc., Class A(1)	2,997	69,950
Optinose, Inc.(1)(2)	4,341	26,263
PAE, Inc.(1)	13,921	152,435
Palomar Holdings, Inc.(1)	3,984	202,427
Paylocity Holding Corp.(1)	705	91,312
Pennant Group, Inc. (The)(1)	1,825	49,585
Phreesia, Inc.(1)	2,447	75,955
Planet Fitness, Inc., Class A(1)	1,770	119,457
R1 RCM, Inc.(1)	19,801	243,156
Rapid7, Inc.(1)	2,406	111,398
Red Rock Resorts, Inc., Class A	2,181	44,950
Redfin Corp.(1)	3,242	87,729
Repay Holdings Corp.(1)	6,008	105,320
Reynolds Consumer Products, Inc.(1)	5,585	161,127
RH(1)	788	142,943
SeaSpine Holdings Corp.(1)	6,244	88,228
SI-BONE, Inc.(1)	5,913	114,180
Silk Road Medical, Inc.(1)	2,548	101,538
Skyline Champion Corp.(1)	6,173	157,288
SYNNEX Corp.	769	96,148
Teladoc Health, Inc.(1)(2)	1,475	184,316
Tempur Sealy International, Inc.(1)	1,490	111,378
TopBuild Corp.(1)	1,852	187,052
TriNet Group, Inc.(1)	1,797	94,989
Zynga, Inc., Class A(1)	17,324	116,244
		8,165,612
TOTAL COMMON STOCKS (Cost $16,190,462)		18,223,156
EXCHANGE-TRADED FUNDS — 0.2%
Schwab International Small-Cap Equity ETF(2)	590	17,842
Schwab US Small-Cap ETF	277	18,617
TOTAL EXCHANGE-TRADED FUNDS (Cost $41,292)		36,459
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 7.875%, 2/15/21 - 5/15/45, valued at $212,826), in a joint trading account at 1.35%, dated 2/28/20, due 3/2/20 (Delivery value $207,780)		207,758
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,733	11,733
TOTAL TEMPORARY CASH INVESTMENTS (Cost $219,491)		219,491
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $233,994)	233,994	233,994
TOTAL INVESTMENT SECURITIES — 103.5% (Cost $16,685,239)		18,713,100
OTHER ASSETS AND LIABILITIES — (3.5)%		(637,607)
TOTAL NET ASSETS — 100.0%		$18,075,493

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.6%
Information Technology	20.4%
Consumer Discretionary	16.2%
Health Care	14.1%
Financials	10.0%
Real Estate	7.1%
Consumer Staples	4.1%
Materials	2.7%
Communication Services	2.4%
Utilities	1.7%
Energy	1.5%
Exchange-Traded Funds	0.2%
Cash and Equivalents*	(1.0)%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $443,627. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $467,883, which includes securities collateral of $233,889.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	161,713	639,173	—
India	202,129	156,749	—
Israel	372,279	—	—
Mexico	85,672	—	—
United Kingdom	99,868	744,204	—
United States	8,165,612	—	—
Other Countries	—	7,595,757	—
Exchange-Traded Funds	36,459	—	—
Temporary Cash Investments	11,733	207,758	—
Temporary Cash Investments - Securities Lending Collateral	233,994	—	—
	9,369,459	9,343,641	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.